Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of weighted-average Black-Scholes assumptions
Expected life	2 years	6 years
Risk free interest rate	0.71%	2.37%
Expected volatility	80.00%	80.00%
Expected dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%